COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Rent expenses	$ 16,196	$ 53,100	$ 22,729
Mon-cancelable operating leases	10,425
Operating Lease Agreement Related Party [Member]
Office space monthly rate	$ 3,475		$ 3,475